Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Schedule of Real Estate Properties
No. of Buildings		Square Feet		Base Purchase Price(1)
Total Portfolio - September 30, 2012(2)	124		2,198,877		$235,723
Acquisitions	2		14,985		2,258
Total portfolio - October 26, 2012(2)	126		2,213,862		$237,981
(1)	Contract purchase price, excluding acquisition and transaction related costs.
(2)	Total portfolio excludes one vacant property contributed in September 2011 which was classified as held for sale at September 30, 2012. The aggregate square footage and original base purchase price of this contributed vacant property was 3,200 and $1.2 million, respectively.